Note 3 - Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Property, plant, and equipment, gross	$ 407	$ 390
Less: accumulated depreciation	(213)	(181)
Property and equipment, net	194	209
Office Equipment [Member]
Property, plant, and equipment, gross	158	150
Laboratory Equipment [Member]
Property, plant, and equipment, gross	113	114
Automobiles [Member]
Property, plant, and equipment, gross	22	23
Leasehold Improvements [Member]
Property, plant, and equipment, gross	$ 114	$ 103